Statement of Operations (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Oct. 31, 2012
Expenses
Contributed executive services	$ 15,000	$ 15,000	$ 60,000	$ 60,000	$ 540,000	$ 555,000
Office	3,136	5,088	9,322	7,793	44,469	47,605
Professional fees	8,310	5,750	55,151	34,835	360,821	369,131
Rent	600	600	2,400	2,400	26,400	27,000
Foreign exchange loss	73	4	484	11	89	162
Web-site development	0	0	0	0	1,692	1,692
Loss before other items	(27,119)	(26,442)	(127,357)	(105,039)	(973,471)	(1,000,590)
Write off of patent	0	0	0	0	(17,500)	(17,500)
Net loss	$ (27,119)	$ (26,442)	$ (127,357)	$ (105,039)	$ (990,971)	$ (1,018,090)
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	14,718,187	14,594,999	14,538,442	14,501,574